Financial risk management (Details 12) $ in Millions	Jun. 30, 2024 USD ($)
Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	$ 832
Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	1,130
Remote Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	1,428
LIBOR 6M [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	4
LIBOR 6M [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	5
LIBOR 6M [Member] | Remote Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	5
SOFR 3M [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	109
SOFR 3M [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	141
SOFR 3M [Member] | Remote Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	173
SOFR 6M [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	106
SOFR 6M [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	126
SOFR 6M [Member] | Remote Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	146
SOFR ON [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	251
SOFR ON [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	351
SOFR ON [Member] | Remote Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	452
CDI [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	208
CDI [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	291
CDI [Member] | Remote Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	374
TR [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	5
TR [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	7
TR [Member] | Remote Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	9
TJLP [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	55
TJLP [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	77
TJLP [Member] | Remote Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	99
IPCA [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	94
IPCA [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	132
IPCA [Member] | Remote Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	$ 170